Property and Equipment and Leased Assets and Lease Liabilities (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment (Textual)
Depreciation charges of the year	$ (359)	$ (368)	$ (368)
Sales and disposals of the year	$ 949